UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-09397

                           The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund Semiannual Report — June 30, 2017

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) per Class AAA Share of The Gabelli Utilities Fund increased 5.3% compared with an increase of 8.8% for the Standard & Poor’s (“S&P”) 500 Utilities Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a) (Unaudited)						Since
	Six Months	1 Year	5 Year	10 Year	15 Year	Inception (8/31/99)
Class AAA (GABUX)	5.29%	4.27%	8.67%	5.96%	8.18%	7.80%
S&P 500 Utilities Index	8.75	2.47	11.17	6.97	9.42	6.88
S&P 500 Index	9.34	17.90	14.63	7.18	8.34	5.47
Lipper Utility Fund Average	7.45	3.10	9.82	5.75	9.46	6.60
Class A (GAUAX)	5.36	4.35	8.68	5.98	8.21	7.82
With sales charge (b)	(0.70)	(1.65)	7.41	5.36	7.78	7.46
Class C (GAUCX)	4.98	3.63	7.88	5.19	7.42	7.15
With contingent deferred sales charge (c)	3.98	2.63	7.88	5.19	7.42	7.15
Class I (GAUIX)	5.44	4.56	8.95	6.20	8.34	7.94

In the current prospectuses dated April 28, 2017, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. See page 11 for the expense ratios for the six months ended June 30, 2017. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Utilities Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2017 through June 30, 2017	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Utilities Fund
Actual Fund Return
Class AAA	$1,000.00	$1,052.90	1.37%	$ 6.97
Class A	$1,000.00	$1,053.60	1.37%	$ 6.98
Class C	$1,000.00	$1,049.80	2.12%	$10.77
Class I	$1,000.00	$1,054.40	1.12%	$ 5.71
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.00	1.37%	$ 6.85
Class A	$1,000.00	$1,018.00	1.37%	$ 6.85
Class C	$1,000.00	$1,014.28	2.12%	$10.59
Class I	$1,000.00	$1,019.24	1.12%	$ 5.61

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2017:

The Gabelli Utilities Fund

Energy and Utilities	68.7%
Communications	20.1%
Other	7.5%
U.S. Government Obligations	3.5%
Other Assets and Liabilities (Net)	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.1%
	ENERGY AND UTILITIES — 68.6%
	Alternative Energy — 0.4%
370,000	Algonquin Power & Utilities Corp.	$2,068,158	$3,894,587
36,000	NextEra Energy Partners LP	878,553	1,331,640
64,261	Ormat Technologies Inc., New York	1,648,882	3,770,836
6,739	Ormat Technologies Inc., Tel Aviv	196,537	396,804

		4,792,130	9,393,867

	Electric Integrated — 42.5%
306,000	ALLETE Inc.	11,005,322	21,934,080
174,000	Alliant Energy Corp.	3,065,132	6,989,580
550,000	Ameren Corp.	16,055,895	30,068,500
701,500	American Electric Power Co. Inc.	28,486,140	48,733,205
6,000	Atlantic Power Corp.†	36,882	14,204
180,000	Avangrid Inc.	6,737,133	7,947,000
290,000	Avista Corp.	7,089,367	12,313,400
486,000	Black Hills Corp.	12,479,229	32,790,420
30,000	Calpine Corp.†	477,529	405,900
60,000	CMS Energy Corp.	402,675	2,775,000
168,000	Dominion Energy Inc.	8,198,334	12,873,840
4,000	DTE Energy Co.	151,595	423,160
298,000	Duke Energy Corp.	16,331,147	24,909,820
640,000	Edison International	23,800,047	50,041,600
814,000	El Paso Electric Co.	18,108,780	42,083,800
1,400	Entergy Corp.	96,612	107,478
800,000	Eversource Energy	18,567,363	48,568,000
355,000	Exelon Corp.	11,212,577	12,804,850
380,000	FirstEnergy Corp.	11,038,618	11,080,800
78,960	Fortis Inc.	2,450,129	2,775,444
111,040	Fortis Inc., Toronto	3,472,604	3,902,840
910,000	Great Plains Energy Inc.	20,065,026	26,644,800
915,000	Hawaiian Electric Industries Inc.	21,821,324	29,627,700
42,000	IDACORP Inc.	1,703,782	3,584,700
315,000	MGE Energy Inc.	9,723,163	20,270,250
650,000	NextEra Energy Inc.	42,135,352	91,084,500
260,000	NiSource Inc.	2,319,251	6,593,600
434,000	NorthWestern Corp.	11,726,586	26,482,680
785,000	OGE Energy Corp.	13,193,046	27,310,150
755,000	Otter Tail Corp.	18,366,682	29,898,000
120,000	PG&E Corp.	4,272,684	7,964,400
320,000	Pinnacle West Capital Corp.	13,092,833	27,251,200
1,610,000	PNM Resources Inc.	20,018,302	61,582,500
572,000	PPL Corp.	17,657,112	22,113,520
190,000	Public Service Enterprise Group Inc.	5,490,935	8,171,900
355,000	SCANA Corp.	13,552,207	23,788,550
436,500	The Southern Co.	15,684,652	20,899,620

Shares		Cost	Market Value
51,125	Unitil Corp.	$1,483,755	$2,469,849
460,000	Vectren Corp.	12,745,207	26,882,400
598,000	WEC Energy Group Inc.	16,165,053	36,705,240
927,100	Westar Energy Inc.	22,651,018	49,154,842
310,000	Xcel Energy Inc.	6,350,159	14,222,800

		489,481,239	936,246,122

	Electric Transmission and Distribution — 0.6%
67,000	Consolidated Edison Inc.	2,745,224	5,414,940
360,000	Red Electrica Corp. SA	4,191,840	7,522,443
3,400	Uniper SE	38,231	63,822

		6,975,295	13,001,205

	Global Utilities — 2.1%
352	AES Tiete Energia Receipts	1,366	1,450
11,000	AES Tiete Energia SA	154,630	45,389
32,000	Chubu Electric Power Co. Inc.	569,135	424,628
35,000	E.ON SE	870,130	329,717
20,800	EDF SA	308,177	225,262
5,000	EDP - Energias de Portugal SA, ADR	134,159	163,775
200,000	Electric Power Development Co. Ltd.	4,991,198	4,939,764
10,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference	32,332	38,275
185,000	Emera Inc.	4,545,769	6,877,583
35,000	Enagas SA	916,226	981,394
100,000	Endesa SA	2,186,478	2,303,721
250,000	Enel SpA	1,290,270	1,340,316
2,000	EuroSite Power Inc.†	1,300	305
550,000	Hera SpA	1,195,166	1,681,020
66,000	Hokkaido Electric Power Co. Inc.	1,054,241	502,298
40,000	Hokuriku Electric Power Co.	661,406	360,258
180,000	Huaneng Power International Inc., ADR	4,762,737	5,002,200
45,000	Iberdrola SA, ADR	1,344,640	1,427,625
283,273	Iberdrola SA, Aquis	2,215,577	2,243,109
405,000	Korea Electric Power Corp., ADR	5,392,840	7,277,850
110,000	Kyushu Electric Power Co. Inc.	1,563,462	1,333,985
32,000	Shikoku Electric Power Co. Inc.	578,871	376,688
2,000	Snam SpA	8,967	8,717
75,000	Statoil ASA	1,693,070	1,243,300
28,000	The Chugoku Electric Power Co. Inc.	509,466	308,442
305,000	The Kansai Electric Power Co. Inc.	4,106,512	4,195,021
55,000	The Tokyo Electric Power Co. Holdings Inc.†	208,402	226,406

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Global Utilities (Continued)
170,000	Tohoku Electric Power Co. Inc.	$2,793,879	$2,350,300

		44,090,406	46,208,798

	Merchant Energy — 1.6%
40,000	GenOn Energy Inc. - Old, Escrow†	0	0
15,000	GenOn Energy Inc., Escrow†	0	0
120,000	NRG Energy Inc.	2,704,601	2,066,400
2,964,500	The AES Corp.	31,828,310	32,935,595

		34,532,911	35,001,995

	Natural Gas Integrated — 9.4%
9,000	Apache Corp.	547,954	431,370
25,000	Atlas Energy Group LLC†	58,278	2,154
75,000	Devon Energy Corp.	3,780,813	2,397,750
4,000	Dominion Energy Midstream Partners LP	118,373	115,400
20,000	Energen Corp.†	239,277	987,400
610,000	Energy Transfer Equity LP	714,115	10,955,600
145,000	Hess Corp.	8,581,606	6,361,150
300,000	Kinder Morgan Inc.	6,840,332	5,748,000
1,940,000	National Fuel Gas Co.	94,188,892	108,329,600
436,000	Northwest Natural Gas Co.	19,423,271	26,094,600
520,000	ONEOK Inc.	6,975,466	27,123,200
362,000	UGI Corp.	7,671,655	17,524,420

		149,140,032	206,070,644

	Natural Gas Utilities — 6.0%
80,000	Atmos Energy Corp.	2,188,623	6,636,000
94,000	CenterPoint Energy Inc.	1,812,563	2,573,720
44,000	Chesapeake Utilities Corp.	795,991	3,297,800
50,000	CONSOL Energy Inc.†	711,198	747,000
388,800	Corning Natural Gas Holding Corp.(a)	3,685,398	7,643,808
168,000	Delta Natural Gas Co. Inc.	2,564,807	5,118,960
90,000	Gas Natural Inc.	973,052	1,161,000
100,000	Gulf Coast Ultra Deep Royalty Trust†	8,000	6,500
5,000	Italgas SpA	21,959	25,253
91,666	National Grid plc	1,355,449	1,136,363
41,250	National Grid plc, ADR	2,734,743	2,591,325
14,000	New Jersey Resources Corp.	328,068	555,800
143,000	ONE Gas Inc.	1,132,190	9,982,830
66,000	RGC Resources Inc.	701,712	1,869,780
140,000	South Jersey Industries Inc.	1,982,945	4,783,800
930,700	Southwest Gas Holdings Inc.	34,346,451	67,996,942
119,500	Spire Inc.	3,777,981	8,335,125
3,700	Targa Resources Corp.	183,678	167,240

Shares		Cost	Market Value
95,000	WGL Holdings Inc.	$3,813,901	$7,925,850

		63,118,709	132,555,096

	Natural Resources — 1.6%
14,000	Alliance Holdings GP LP	171,871	331,800
51,500	Anadarko Petroleum Corp.	3,463,205	2,335,010
168,000	BP plc, ADR	6,752,185	5,821,200
7,058	California Resources Corp.†	83,965	60,346
10,000	Callon Petroleum Co.†	124,400	106,100
545,000	Cameco Corp.	7,890,376	4,959,500
8,000	Compania de Minas Buenaventura SAA, ADR	87,836	92,000
710,000	Mueller Industries Inc.	15,410,694	21,619,500
45,306	Tullow Oil plc†	237,344	88,927

		34,221,876	35,414,383

	Services — 1.4%
8,000	Areva SA†	91,328	40,094
20,000	Baker Hughes Inc.	906,975	1,090,200
570,720	Enbridge Inc.	12,562,139	22,720,363
18,000	Halliburton Co.	574,929	768,780
34,000	MDU Resources Group Inc.	738,008	890,800
50,000	Patterson-UTI Energy Inc.	737,566	1,009,500
40,000	Rowan Companies plc, Cl. A†	1,355,406	409,600
1,150,000	Weatherford International plc†	11,556,447	4,450,500

		28,522,798	31,379,837

	Water — 2.2%
8,000	American States Water Co.	110,252	379,280
115,000	American Water Works Co. Inc.	2,627,509	8,964,250
534,000	Aqua America Inc.	9,328,087	17,782,200
5,000	California Water Service Group	90,622	184,000
10,000	Connecticut Water Service Inc.	251,353	555,100
16,000	Consolidated Water Co. Ltd.	193,044	198,400
20,000	Middlesex Water Co.	356,954	792,000
276,700	Severn Trent plc	7,394,052	7,863,703
159,000	SJW Group	3,675,865	7,819,620
87,000	The York Water Co.	1,205,281	3,031,950
52,000	United Utilities Group plc, ADR	1,399,310	1,199,120

		26,632,329	48,769,623

	Diversified Industrial — 0.7%
30,000	AZZ Inc.	1,212,304	1,674,000
160,000	General Electric Co.	3,938,762	4,321,600
105,000	ITT Inc.	2,173,813	4,218,900
375,975	Mueller Water Products Inc., Cl. A	2,154,278	4,391,388

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Diversified Industrial (Continued)
20,200	Park-Ohio Holdings Corp.	$387,632	$769,620

		9,866,789	15,375,508

	Environmental Services — 0.1%
22,000	Covanta Holding Corp.	364,975	290,400
80,000	Veolia Environnement SA	1,097,512	1,690,385

		1,462,487	1,980,785

	TOTAL ENERGY AND UTILITIES	892,837,001	1,511,397,863

	COMMUNICATIONS — 20.0%
	Cable and Satellite — 5.8%
42,000	Charter Communications Inc., Cl. A†	4,216,493	14,147,700
25,000	Cogeco Communications Inc.	684,204	1,527,028
70,000	Cogeco Inc.	1,589,491	3,643,584
40,000	Comcast Corp., Cl. A	402,189	1,556,800
425,000	DISH Network Corp., Cl. A†	12,639,629	26,673,000
308,000	EchoStar Corp., Cl. A†	10,215,374	18,695,600
344,367	Liberty Global plc, Cl. A†	5,402,838	11,061,055
600,001	Liberty Global plc, Cl. C†	10,353,810	18,708,029
80,000	Liberty Global plc LiLAC, Cl. A†	1,566,814	1,741,600
150,000	Liberty Global plc LiLAC, Cl. C†	3,323,789	3,211,500
90,000	Rogers Communications Inc., Cl. B	2,426,676	4,248,900
12,000	Shaw Communications Inc., Cl. B	148,195	261,480
1,650,000	Sky plc	18,135,231	21,361,588
50,000	Tokyo Broadcasting System Holdings Inc.	683,652	883,307

		71,788,385	127,721,171

	Computer Services Software and Systems — 0.1%
301,905	Internap Corp.†	1,678,633	1,107,991

	Telecommunications — 10.6%
35,000	AT&T Inc.	1,197,700	1,320,550
560,000	BCE Inc.	15,759,354	25,222,400
300,000	CenturyLink Inc.	9,480,023	7,164,000
790,000	Cincinnati Bell Inc.†	13,106,597	15,444,500
35,000	Deutsche Telekom AG	428,748	628,412
515,000	Deutsche Telekom AG, ADR	6,311,945	9,277,725
1,750,000	Global Telecom Holding SAE†	1,357,829	670,254
36,000	Harris Corp.	2,797,749	3,926,880
1,440,000	Koninklijke KPN NV	4,192,069	4,606,803
18,000	Koninklijke KPN NV, ADR	80,480	58,320
466,000	Level 3 Communications Inc.†	14,697,213	27,633,800

Shares		Cost	Market Value
134,470	Loral Space & Communications Inc.†	$5,551,093	$5,587,230
35,200	NextGenTel Holding ASA	257,885	93,178
290,000	Nippon Telegraph & Telephone Corp.	7,159,565	13,691,042
2,200	Orange Belgium SA	33,392	51,511
330,000	Orascom Telecom Media and Technology Holding SAE, GDR	534,301	99,000
60,000	Pharol SGPS SA†	28,418	20,901
220,000	Pharol SGPS SA, ADR	182,432	69,190
80,000	PLDT Inc., ADR	4,119,297	2,824,800
150,000	Proximus SA	4,775,028	5,247,619
2,000	PT Indosat Tbk	1,061	975
2,300,000	Singapore Telecommunications Ltd.	5,695,042	6,498,638
665,000	Sprint Corp.†	3,853,566	5,459,650
121,000	Swisscom AG, ADR	4,440,719	5,868,500
9,000	Tele2 AB, Cl. B	146,814	94,223
170,000	Telecom Italia SpA, ADR†	2,206,728	1,589,500
235,000	Telefonica Brasil SA, ADR	4,137,121	3,170,150
53,000	Telefonica Deutschland Holding AG	280,618	264,716
525,000	Telefonica SA, ADR	8,961,856	5,454,750
1,000,000	Telekom Austria AG	7,767,364	7,858,008
340,000	Telenet Group Holding NV†	15,333,232	21,416,497
546,000	Telephone & Data Systems Inc.	14,762,101	15,151,500
60,000	Telesites SAB de CV†	45,551	44,102
568,544	VEON Ltd., ADR	2,690,769	2,223,007
730,000	Verizon Communications Inc.	23,525,426	32,601,800
625,000	Windstream Holdings Inc.	3,421,652	2,425,000

		189,320,738	233,759,131

	Wireless Communications — 3.5%
65,000	America Movil SAB de CV, Cl. L, ADR	1,049,728	1,034,800
27,000	ATN International Inc.	883,543	1,847,880
69,000	China Mobile Ltd., ADR	2,765,327	3,663,210
53,000	China Unicom Hong Kong Ltd., ADR†	665,499	792,880
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	19	70
85,000	Millicom International Cellular SA	6,167,258	5,057,500
244,000	Millicom International Cellular SA, SDR	17,355,932	14,411,718
6,500	Mobile TeleSystems PJSC, ADR	86,498	54,470
465,000	NTT DoCoMo Inc.	7,286,947	10,964,036
135,000	SK Telecom Co. Ltd., ADR	2,383,798	3,465,450

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications (Continued)
400	SmarTone Telecommunications Holdings Ltd.	$207	$524
35,000	Tim Participacoes SA, ADR	684,957	518,000
405,000	Turkcell Iletisim Hizmetleri A/S, ADR	5,670,349	3,321,000
385,000	United States Cellular Corp.†	16,985,885	14,753,200
600,000	Vodafone Group plc, ADR	22,651,401	17,238,000

		84,637,348	77,122,738

	TOTAL COMMUNICATIONS	347,425,104	439,711,031

	OTHER — 7.5%
	Aerospace — 1.2%
2,200,000	Rolls-Royce Holdings plc	18,658,982	25,530,751
156,200,000	Rolls-Royce Holdings plc, Cl. C†	200,733	203,444

		18,859,715	25,734,195

	Automotive: Parts and Accessories — 0.0%
21,965	Adient plc	1,032,355	1,436,072

	Aviation: Parts and Services — 0.0%
11,087	Curtiss-Wright Corp.	395,210	1,017,565

	Building and Construction — 0.5%
12,000	Acciona SA	1,140,701	1,056,171
219,650	Johnson Controls International plc	6,233,102	9,524,024

		7,373,803	10,580,195

	Business Services — 0.5%
1,420,000	Clear Channel Outdoor Holdings Inc., Cl. A	6,419,595	6,887,000
40,000	Macquarie Infrastructure Corp.	864,577	3,136,000
17,500	Vectrus Inc.†	316,783	565,600

		7,600,955	10,588,600

	Consumer Products — 0.0%
10,000	Essity AB, Cl. A†	130,732	273,956

	Diversified Industrial — 0.2%
1,000	Alstom SA†	31,457	34,961
30,000	Bouygues SA	938,107	1,265,048
4,000	Donaldson Co. Inc.	133,040	182,160
13,000	Raven Industries Inc.	293,478	432,900
10,000	Svenska Cellulosa AB, Cl. A	34,751	86,650
111,780	Twin Disc Inc.†	2,126,446	1,804,129

		3,557,279	3,805,848

	Electronics — 1.2%
100,000	Corning Inc.	1,118,890	3,005,000

Shares		Cost	Market Value
615,000	Sony Corp., ADR	$11,107,292	$23,486,850

		12,226,182	26,491,850

	Entertainment — 0.7%
610,000	Grupo Televisa SAB, ADR	15,084,887	14,865,700

	Financial Services — 0.4%
168,000	Kinnevik AB, Cl. A	3,583,754	5,944,520
80,000	Kinnevik AB, Cl. B	2,519,622	2,448,989

		6,103,376	8,393,509

	Health Care — 0.0%
12,000	Tsumura & Co.	261,956	486,508

	Machinery — 1.5%
92,500	Astec Industries Inc.	3,264,589	5,134,675
1,000	Flowserve Corp.	38,156	46,430
83,000	The Gorman-Rupp Co.	1,924,996	2,114,010
465,000	Xylem Inc.	12,816,021	25,774,950

		18,043,762	33,070,065

	Metals and Mining — 0.4%
235,000	Freeport-McMoRan Inc.†	3,505,049	2,822,350
51,000	Haynes International Inc.	2,451,657	1,851,810
38,000	Materion Corp.	891,753	1,421,200
17,000	Vulcan Materials Co.	797,880	2,153,560

		7,646,339	8,248,920

	Transportation — 0.9%
311,000	GATX Corp.	8,998,435	19,987,970

	TOTAL OTHER	107,314,986	164,980,953

	TOTAL COMMON STOCKS	1,347,577,091	2,116,089,847

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	695,010	1,050,210

	ENERGY AND UTILITIES — 0.0%
	Natural Gas Utilities — 0.0%
54,000	Corning Natural Gas Holding Corp., 4.800%, Ser. B	1,120,500	1,044,463

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,815,510	2,094,673

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
80,000	Bharti Airtel Ltd., expire 11/30/20†(b)	438,064	400,000

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 0.1%
	Energy and Utilities — 0.1%
$2,050,000	Mueller Industries Inc., 6.000%, 03/01/27	$2,050,000	$2,111,500

	U.S. GOVERNMENT OBLIGATIONS — 3.5%
76,667,000	U.S. Treasury Bills, 0.602% to 1.106%††, 07/27/17 to 12/21/17	76,546,969	76,545,956

	TOTAL INVESTMENTS — 99.8%	$1,428,427,634	2,197,241,976

	Other Assets and Liabilities (Net) — 0.2%		5,166,869

	NET ASSETS — 100.0%		$2,202,408,845

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the market value of the Rule 144A security amounted to $400,000 or 0.02% of total net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $1,424,742,236)	$2,189,598,168
Investments in affiliates, at value
(cost $3,685,398)	7,643,808
Foreign currency, at value (cost $18,015)	17,970
Cash	1,348
Receivable for Fund shares sold	6,448,756
Receivable for investments sold	1,818,468
Dividends receivable	5,576,664
Prepaid expenses	103,470

Total Assets	2,211,208,652

Liabilities:
Payable for Fund shares redeemed	3,145,998
Payable for investments purchased	2,435,095
Payable for investment advisory fees	1,838,537
Payable for distribution fees	906,347
Payable for accounting fees	11,250
Other accrued expenses	462,580

Total Liabilities	8,799,807

Net Assets
(applicable to 265,256,829 shares outstanding)	$2,202,408,845

Net Assets Consist of:
Paid-in capital	$1,434,976,256
Accumulated net investment income	6,398,596
Distributions in excess of net realized gains on investments and foreign currency transactions	(7,786,182)
Net unrealized appreciation on investments	768,814,342
Net unrealized appreciation on foreign currency translations	5,833

Net Assets	$2,202,408,845

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($364,042,896 ÷ 39,002,153 shares outstanding)	$9.33

Class A:
Net Asset Value and redemption price per share ($807,512,629 ÷ 85,222,458 shares outstanding)	$9.48

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$10.06

Class C:
Net Asset Value and offering price per share ($790,966,515 ÷ 116,380,867 shares outstanding)	$6.80	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($239,886,805 ÷ 24,651,351 shares outstanding)	$9.73

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends - Unaffiliated (net of foreign withholding taxes of $862,778)	$38,012,152
Dividends - Affiliated	104,328
Interest	256,739

Total Income	38,373,219

Expenses:
Investment advisory fees	10,789,738
Distribution fees - Class AAA	453,044
Distribution fees - Class A	1,003,285
Distribution fees - Class C	3,927,633
Shareholder services fees	807,470
Shareholder communications expenses	152,885
Custodian fees	117,638
Trustees’ fees	67,937
Registration expenses	54,016
Legal and audit fees	49,845
Accounting fees	22,500
Interest expense	170
Miscellaneous expenses	66,574

Total Expenses	17,512,735

Less:
Expenses paid indirectly by broker
(See Note 6)	(7,851)

Net Expenses	17,504,884

Net Investment Income	20,868,335

Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	5,745,569
Net realized loss on foreign currency transactions	(28,795)

Net realized gain on investments and foreign currency transactions	5,716,774

Net change in unrealized appreciation:
on investments	82,694,860
on foreign currency translations	30,689

Net change in unrealized appreciation on investments and foreign currency translations	82,725,549

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	88,442,323

Net Increase in Net Assets Resulting from Operations	$109,310,658

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
Operations:
Net investment income	$ 20,868,335		$ 29,079,713
Net realized gain on investments and foreign currency transactions	5,716,774		33,246,905
Net change in unrealized appreciation on investments and foreign currency translations	82,725,549		252,754,372

Net Increase in Net Assets Resulting from Operations	109,310,658		315,080,990

Distributions to Shareholders:
Net investment income
Class AAA	(2,125,767	)*	(5,471,301)
Class A	(4,649,369	)*	(11,112,907)
Class C	(6,275,536	)*	(9,783,665)
Class I	(1,191,089	)*	(2,542,331)

	(14,241,761)		(28,910,204)

Net realized gain
Class AAA	—		(5,335,408)
Class A	—		(10,854,504)
Class C	—		(14,643,900)
Class I	—		(2,115,401)

	—		(32,949,213)

Return of capital
Class AAA	(14,107,370	)*	(24,739,141)
Class A	(30,854,905	)*	(50,581,784)
Class C	(41,646,737	)*	(73,313,008)
Class I	(7,904,504	)*	(9,476,054)

	(94,513,516)		(158,109,987)

Total Distributions to Shareholders	(108,755,277)		(219,969,404)

Shares of Beneficial Interest Transactions:
Class AAA	(3,156,011)		(30,345,592)
Class A	(7,720,398)		49,728,141
Class C	24,031,185		23,406,890
Class I	79,009,933		9,333,224

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	92,164,709		52,122,663

Redemption Fees	1,445		7,011

Net Increase in Net Assets	92,721,535		147,241,260
Net Assets:
Beginning of year	2,109,687,310		1,962,446,050

End of period (including undistributed net investment income of $6,398,596 and $0, respectively)	$2,202,408,845		$2,109,687,310

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income	Operating Expenses	Portfolio Turnover Rate
Class AAA
2017(c)	$ 9.26	$0.10	$ 0.39	$ 0.49	$(0.06)*	—	$(0.36)*	$(0.42)	$0.00	$ 9.33	5.3%	$364,043	2.18%(d)	1.37%(d)(e)	1%
2016	8.70	0.15	1.28	1.43	(0.14)	$(0.13)	(0.60)	(0.87)	0.00	9.26	17.0	364,411	1.65	1.38(e)	4
2015††	10.50	0.11	(1.07)	(0.96)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	8.70	(8.3)	371,419	1.42	1.39(e)	8
2014††	11.24	0.18	0.76	0.94	(0.14)	(0.10)	(1.44)	(1.68)	0.00	10.50	8.9	820,328	1.64	1.36	9
2013††	10.86	0.18	1.88	2.06	(0.14)	(0.20)	(1.34)	(1.68)	0.00	11.24	20.2	738,742	1.60	1.37	11
2012††	12.06	0.16	0.32	0.48	(0.10)	(0.20)	(1.38)	(1.68)	0.00	10.86	4.3	590,457	1.36	1.39	15
Class A
2017(c)	$ 9.40	$0.10	$ 0.40	$ 0.50	$(0.06)*	—	$(0.36)*	$(0.42)	$0.00	$ 9.48	5.4%	$807,513	2.17%(d)	1.37%(d)(e)	1%
2016	8.82	0.15	1.30	1.45	(0.13)	$(0.13)	(0.61)	(0.87)	0.00	9.40	17.0	808,349	1.64	1.38(e)	4
2015††	10.64	0.12	(1.10)	(0.98)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	8.82	(8.3)	713,208	1.45	1.39(e)	8
2014††	11.36	0.18	0.78	0.96	(0.14)	(0.10)	(1.44)	(1.68)	0.00	10.64	9.0	1,231,349	1.64	1.36	9
2013††	10.96	0.18	1.90	2.08	(0.14)	(0.20)	(1.34)	(1.68)	0.00	11.36	20.2	1,109,532	1.60	1.37	11
2012††	12.16	0.16	0.32	0.48	(0.10)	(0.20)	(1.38)	(1.68)	0.00	10.96	4.3	931,577	1.37	1.39	15
Class C
2017(c)	$ 6.88	$0.05	$ 0.29	$ 0.34	$(0.06)*	—	$(0.36)*	$(0.42)	$0.00	$ 6.80	5.0%	$790,966	1.43%(d)	2.12%(d)(e)	1%
2016	6.71	0.06	0.98	1.04	(0.09)	$(0.13)	(0.65)	(0.87)	0.00	6.88	16.2	776,780	0.89	2.13(e)	4
2015††	8.40	0.05	(0.90)	(0.85)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	6.71	(9.1)	736,494	0.73	2.14(e)	8
2014††	9.38	0.08	0.62	0.70	(0.14)	(0.10)	(1.44)	(1.68)	0.00	8.40	8.1	1,111,695	0.89	2.11	9
2013††	9.36	0.08	1.62	1.70	(0.14)	(0.20)	(1.34)	(1.68)	0.00	9.38	19.5	1,037,073	0.85	2.12	11
2012††	10.70	0.06	0.28	0.34	(0.10)	(0.20)	(1.38)	(1.68)	0.00	9.36	3.5	880,503	0.62	2.14	15
Class I
2017(c)	$ 9.63	$0.12	$ 0.40	$ 0.52	$(0.06)*	—	$(0.36)*	$(0.42)	$0.00	$ 9.73	5.4%	$239,887	2.50%(d)	1.12%(d)(e)	1%
2016	8.99	0.18	1.33	1.51	(0.16)	$(0.13)	(0.58)	(0.87)	0.00	9.63	17.4	160,147	1.89	1.13(e)	4
2015††	10.80	0.14	(1.11)	(0.97)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	8.99	(8.1)	141,325	1.70	1.14(e)	8
2014††	11.48	0.20	0.80	1.00	(0.14)	(0.10)	(1.44)	(1.68)	0.00	10.80	9.3	255,651	1.86	1.11	9
2013††	11.04	0.22	1.90	2.12	(0.14)	(0.20)	(1.34)	(1.68)	0.00	11.48	20.4	179,913	1.85	1.12	11
2012††	12.20	0.20	0.32	0.52	(0.10)	(0.20)	(1.38)	(1.68)	0.00	11.04	4.6	161,415	1.68	1.14	15

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	All per share amounts and net asset values have been adjusted as a result of the 1 for 2 reverse stock split on March 6, 2015 (See Note 8).
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2017, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, there was no impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utilities Fund was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 31, 1999. The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair vale, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Global Utilities	$ 46,207,348	$ 1,450	—	$46,208,798
Merchant Energy	35,001,995	—	$ 0	35,001,995
Natural Gas Utilities	124,911,288	7,643,808	—	132,555,096
Other Industries (a)	1,297,631,974		—	1,297,631,974
COMMUNICATIONS (a)	439,711,031			439,711,031
OTHER
Aerospace	25,530,751		203,444	25,734,195
Other Industries (a)	139,246,758			139,246,758

Total Common Stocks	2,108,241,145	7,645,258	203,444	2,116,089,847

Convertible Preferred Stocks (a)	1,050,210	1,044,463	—	2,094,673
Warrants (a)		400,000	—	400,000
Corporate Bonds(a)	—	2,111,500	—	2,111,500
U.S. Government Obligations	—	76,545,956	—	76,545,956

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,109,291,355	$87,747,177	$203,444	$2,197,241,976

(a)     Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund or hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2017, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2017, the Fund did not hold restricted securities.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Distributions paid from:
Ordinary income	$33,987,237
Long term capital gains	27,872,180
Return of capital	158,109,987

Total distributions paid	$219,969,404

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend, and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,435,295,535	$820,375,936	$(58,429,495)	$761,946,441

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government obligations, aggregated $23,298,135 and $52,852,674, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2017, the Fund paid $28,453 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally the Distributor retained a total of $633,271 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $7,851.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2017, there were no borrowings outstanding under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2017 and the year ended December 31, 2016, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

As approved by the Board of Trustees, the Fund effected a 1 for 2 reverse stock split on March 6, 2015. The net asset value of each share class increased proportionately at that time.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,617,281	$24,673,364	4,639,468	$43,018,104
Shares issued upon reinvestment of distributions	1,539,227	14,523,383	3,454,038	31,946,668
Shares redeemed	(4,489,024)	(42,352,758)	(11,440,214)	(105,310,364)

Net decrease	(332,516)	$(3,156,011)	(3,346,708)	$(30,345,592)

Class A
Shares sold	10,091,140	$96,643,882	16,726,963	$158,562,726
Shares issued upon reinvestment of distributions	3,047,100	29,177,593	6,431,994	60,335,587
Shares redeemed	(13,924,598)	(133,541,873)	(18,041,906)	(169,170,172)

Net increase/(decrease)	(786,358)	$(7,720,398)	5,117,051	$49,728,141

Class C
Shares sold	10,049,188	$69,766,590	14,746,021	$103,855,094
Shares issued upon reinvestment of distributions	5,771,028	39,988,971	11,607,259	81,152,204
Shares redeemed	(12,346,857)	(85,724,376)	(23,171,261)	(161,600,408)

Net increase	3,473,359	$24,031,185	3,182,019	$23,406,890

Class I
Shares sold	10,179,133	$100,240,884	5,401,511	$52,129,624
Shares issued upon reinvestment of distributions	670,368	6,589,298	1,186,059	11,379,762
Shares redeemed	(2,829,027)	(27,820,249)	(5,672,219)	(54,176,162)

Net increase	8,020,474	$79,009,933	915,351	$9,333,224

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2017 is set forth below:

	Beginning Shares	Stock Dividend	Ending Shares	Dividend Income	Realized Gain	Value at June 30, 2017	Percent Owned of Shares Outstanding
Corning Natural Gas Holding Co.	324,000	64,800	388,800	$104,328	—	$7,643,808	13.02%

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. On July 5, 2017, the Fund began to offer for sale Class T Shares.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 23, 2017, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “ Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and longer term performance of the Fund against a peer group of utilities funds customized by the Adviser and against the customized peer group selected by Broadridge. The Independent Board Members noted that the Fund’s performance was in the first quartile of its peer group for the one year period and the third quartile for the three and five year periods for the Adviser-customized peer group, and within the second quartile for the one year period and third quartile for the three and five year periods for the customized peer group selected by Broadridge.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of utilities funds and the customized Lipper group and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was average within these groups. The Independent Board Members were presented with, but did not consider material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President and

Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior

Portfolio Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q217SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utilities Fund

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/17

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/24/17

* Print the name and title of each signing officer under his or her signature.